Financial Income , Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest income	$ 2,620	$ 2,597	$ 1,254
Exchange rate differences, net	(918)	(625)	163
Bank charges	(49)	(11)	(45)
Financial income, net	$ 1,653	$ 1,961	$ 1,372